Operating expenses (Tables)	6 Months Ended
Dec. 31, 2023
Operating expenses
Schedule of operating expenses

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Employee benefit expenses	(95,090)	(77,310)	(185,382)	(159,566)
Depreciation – property, plant and equipment (Note 14)	(3,755)	(2,953)	(7,476)	(5,927)
Depreciation – right-of-use assets (Note 15)	(328)	(586)	(639)	(1,020)
Depreciation – investment property (Note 16)	(70)	(70)	(140)	(140)
Amortization (Note 17)	(50,495)	(44,971)	(97,340)	(85,110)
Sponsorship, other commercial and broadcasting costs	(6,186)	(4,353)	(19,138)	(15,065)
External Matchday costs	(11,282)	(7,703)	(18,843)	(13,659)
Property costs	(4,263)	(5,090)	(7,839)	(9,518)
Other operating expenses	(17,597)	(24,604)	(37,031)	(41,279)
Exceptional items (Note 8)	(9,595)	—	(9,595)	—
	(198,661)	(167,640)	(383,423)	(331,284)